BUSINESS RISKS AND UNCERTAINTIES	3 Months Ended
Mar. 31, 2023
Business Risks And Uncertainties
BUSINESS RISKS AND UNCERTAINTIES

NOTE 3. BUSINESS RISKS AND UNCERTAINTIES

We invest a substantial portion of our assets in privately-held companies, the securities of which are inherently illiquid. We also seek to invest in small publicly-traded companies that we believe have exceptional growth potential and to make opportunistic investments in publicly-traded companies, both large and small. In the case of investments in small publicly-traded companies, although these companies are publicly traded, their stock may not trade at high volumes, and prices can be volatile, which may restrict our ability to sell our positions. We may also be subject to contractual restrictions or securities law limits on our ability to sell portfolio holdings because of, for example, our affiliation with a portfolio company or the relative size of our holding in a company. These privately held and publicly traded businesses tend to lack management depth, have limited or no history of operations and typically have not attained profitability. Because of the speculative nature of our investments and the lack of public markets for privately held investments, there is greater risk of loss than is the case with traditional investment securities.

We do not choose investments based on a strategy of diversification. We also do not rebalance the portfolio should one of our portfolio companies increase in value substantially relative to the rest of the portfolio. Therefore, the value of our portfolio may be more vulnerable to events affecting a single sector, industry or portfolio company and, therefore, may be subject to greater volatility than a company that follows a diversification strategy.

Because there is typically no public or readily-ascertainable market for our interests in the small privately-held companies in which we invest, the valuation of those securities is determined in good faith by the Valuation Committee, comprised of all members of the Board who are not “interested persons” of the Company, as such term is defined in Section 2(a)(19) of the 1940 Act, in accordance with our Valuation Procedures and is subject to significant estimates and judgments. The determined value of the securities in our portfolio may differ significantly from the values that would be placed on these securities if a ready market for the securities existed. Any changes in valuation are recorded in our Statement of Operations as “Net increase (decrease) in unrealized appreciation on investments.” Changes in valuation of any of our investments in privately-held companies from one period to another may be volatile.

The Board has engaged an independent valuation firm to provide it with valuation assistance with respect to certain of our portfolio investments. The Company intends to continue to engage an independent valuation firm to provide us with assistance regarding our determination of the fair value of select portfolio investments each quarter unless directed by the Board to cancel such valuation services. The scope of the services rendered by an independent valuation firm is at the discretion of the Board. The Board is ultimately and solely responsible for determining the fair value of the Company’s investments in good faith.

With respect to investments for which market quotations are not readily available or when such market quotations are deemed not to represent fair value, the Board has approved a multi-step valuation process to be followed each quarter, as described below:

(1)	each quarter the valuation process begins with each portfolio company or investment being initially valued by the Advisor’s Valuation Committee or the independent valuation firm;

(2)

the Valuation Committee of the Board on a quarterly basis reviews the preliminary valuation of the Advisor’s Valuation Committee and that of the independent valuation firms and makes the fair value determination, in good faith, based on the valuation recommendations of the Advisor’s Valuation Committee and the independent valuation firms; and

(3)

at each quarterly Board meeting, the Board considers the valuations recommended by the Advisor’s Valuation Committee and the independent valuation firms that were previously submitted to the Valuation Committee of the Board and ratifies the fair value determinations made by the Valuation Committee of the Board.